Advances to Suppliers and Other Current Assets	6 Months Ended
Mar. 31, 2026
Advances to Suppliers and Other Current Assets [Abstract]
ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS

3. ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS

The amount of advances to suppliers and other current assets consisted of the following:

	March 31, 2026 (Unaudited)	September 30, 2025 (Audited)
Prepayment of projects	$23,123,392	$22,475,067
Interest receivable	1,500,000	-
Prepayments of land leases	-	521,363
Total	$24,623,392	$22,996,430

As of March 31, 2026, prepayment of projects was $23.12 million.

The prepayment balance primarily consists of the following two construction contracts:

Anshun Seven-Colored Rainbow Park: On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $20.23 million (RMB140 million). The planned project construction from October 1, 2023 to March 31, 2025, and was subsequently extended to March 31, 2026, and further extended to October 31, 2026. Nanping Golden Heaven paid $10.12 million (RMB70 million) in September 2023. The construction of the park’s infrastructure and equipment has been basically completed, with some equipment pending national safety inspection. It is expected to be operating in October 2026. Effective February 28, 2026, the contract for this project was transferred from Nanping Golden Heaven to Fuzhou Golden Carnival Culture Development Co., Ltd., a subsidiary newly established by the Company on January 15, 2026.

Ice Tribe Amusement Park: On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $26.01 million (RMB180 million). The planned project construction was from October 1, 2023 to September 30, 2024, and was subsequently extended to October 31, 2026. Nanping Golden Heaven paid $13.01 million (RMB90 million) in September 2023. The core component upgrade for certain park equipment has not yet been completed, as the manufacturer needs to rework some critical parts to meet updated national acceptance standards, and the project is expected to be operating in the second half of 2026. Effective February 28, 2026, the contract for this project was transferred from Nanping Golden Heaven to Fuzhou Golden Carnival Culture Development Co., Ltd., a subsidiary newly established by the Company on January 15, 2026.

As of September 30, 2025, prepayment of projects was $22.48 million.

The prepayment balance primarily consists of the following two construction contracts:

Anshun Seven-Colored Rainbow Park: On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $19.67 million (RMB140 million). The planned project construction from October 1, 2023 to March 31, 2025, and was subsequently extended to March 31, 2026. Nanping Golden Heaven paid $9.83 million (RMB70 million) in September 2023. The construction of the park’s infrastructure and equipment has been basically completed, with some equipment pending national safety inspection. It is expected to be operating in October 2026.

Ice Tribe Amusement Park: On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $25.28 million (RMB180 million). The planned project construction was from October 1, 2023 to September 30, 2024, and was subsequently extended to October 31, 2026. Nanping Golden Heaven paid $12.64 million (RMB90 million) in September 2023. The core component upgrade for certain park equipment has not yet been completed, as the manufacturer needs to rework some critical parts to meet updated national acceptance standards, and the project is expected to be operating in the second half of 2026.